Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	45,988,613	40,684,340
Ordinary shares, shares outstanding	45,988,613	40,684,340